Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2023 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 20,499
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	4,545
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	5,219
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	7,197
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 3,538